Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments
As of December 31, 2015, future estimated minimum lease payments under non-cancelable operating, capital and financing leases were as follows (in thousands):

	Operating Leases	Capital Leases	Financing Obligations
2016	$2,655	$1,009	$2,458
2017	2,904	414	2,681
2018	2,761	66	2,681
2019	1,933	—	2,681
2020	1,391	—	2,681
Thereafter	8,151	—	29,653
Total minimum lease payments	$19,795	1,489	42,835
Less: Amount representing interest		(82)	(21,351)
Present value of capital lease and financing obligations		$1,407	$21,484